Preferred - Plus
INVESTMENT OBJECTIVE

The Preferred-Plus (the “Fund”) investment objective is to seek to provide income.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Preferred - Plus	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge on (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Preferred - Plus		Class A	Class I
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.77%	1.69%
Acquired Fund Fees and Expenses	[1],[2]	0.05%	0.05%
Total Annual Fund Operating Expenses		3.07%	2.74%
Fee Waiver and/or Expense Reimbursement	[3]	(1.27%)	(1.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.80%	1.55%
[1]	Estimated for the initial fiscal period.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[3]	The Funds Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through May 31, 2020, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% and 1.75% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Funds Board of Trustees, on 60 days written notice to the Fund's Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in the 1, 3, and 5 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Preferred - Plus - USD ($)	One Year	Three Years
Class A	183	829
Class I	158	737

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s investment strategy is two-fold: (1) preferred securities, and (2) credit spread options on the S&P 500 Index; both of which are described in detail below.

Preferred Investment Strategy

The Fund pursues its objective primarily by investing in issues of preferred securities and debt securities that the Fund’s Adviser, Innovative Portfolios, LLC, (the “Adviser”) believes to be undervalued. In making this determination, the Fund’s Adviser evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Adviser considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or debt securities within that structure. In evaluating relative value, the Adviser also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other fixed-income security classes.

The Fund invests at least 80% of its net assets in a portfolio of preferred issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; convertible preferred securities; and shares of other open-end, closed-end or exchange-traded funds (“ETFs”) that invest primarily in preferred securities as described herein. The Fund may invest in preferred securities of all issuer capitalizations.

The Fund intends to concentrate its investments in securities issued by financial services companies such banks, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance companies, meaning that the Fund will invest at least 25% of its net assets in securities issued by such companies. In addition, the Fund also may focus its investments in other sectors such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Adviser retains broad discretion to allocate the Fund’s investments across various sectors and industries.

The Fund may invest in preferred equity or debt securities of any maturity or credit rating, including investment grade securities, below investment grade securities (commonly known as “junk bonds”) and unrated securities. The Fund will generally seek to maintain a minimum weighted average senior debt rating of the issuing companies in which it invests of BBB-, which the Fund considers to be investment grade. Although a company’s senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. A security must be rated no lower than B- or B3 in order to be purchased by the Fund (or if unrated, of similar quality in the opinion of the Adviser).

S&P 500 Index Options Investment Strategy

The Fund may expose up to 10% of its assets to a credit spread options strategy however market conditions may dictate additional exposure. The Fund seeks to achieve a credit spread on the S&P 500 Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and expiration but different strike prices. Such a strategy results in a net credit for entering the option position, and wants the spreads to narrow or expire for profit. Buying the protective long put option is hedging any significant downside risk posed by the short put option by employing a defensive position.

The short option premium" is derived from "implied volatility" — the expected level of volatility priced into an option — and is higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund's investments at any time or on average and over time.

The premium paid for a long put option is typically priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into this derivative contract, the Fund is, in essence, transferring a risk that its counterparty seeks to accept in exchange for the premium received by the counterparty under the derivatives contract. By transferring this risk to a counterparty, the Fund seeks to benefit over the long-term from the difference in premium collected on the short put option premium above and the long option premium paid herein. There can be no assurance that the variance risk premium will be positive for the Fund's investments at any time or on average and over time.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell put options that are out-of-the-money. Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.

When the Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations.

The Fund’s will invest as indicated above in preferred securities. These securities will be used to meet asset coverage or margin requirements on the Fund’s option writing strategy. The Fund may write put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). The Fund may hold positions in equities and ETFs to the extent necessary to meet asset coverage or margin requirements. Generally, the investment goal is to write options with a target of 10% spread notional exposure however market conditions may dictate more notional exposure. The Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested. Before investing in the Fund, the investor should consider (i) suitability of the investment with respect to investor’s investment objectives and (ii) factors such as investor’s net worth, income, age, risk tolerance and time horizon. Investors that cannot bear the loss of some or all of the investment or with a short-term investment time horizon should avoid investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value (“NAV”) and performance. The Fund is subject to the risks associated with the preferred equity and option markets, any of which could cause an investment to lose money.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk: The shareholder’s investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments may increase or decrease. The Fund shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Preferred Security Risk: Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries. Preferred securities that do not have a maturity date are considered to be perpetual investments.

ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other ETFs and may be higher than other Fund that invest directly in similar securities. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs may employ leverage. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track.

Option Risk: Changes in the market price or other economic attributes of the underlying investment, changes in the realized or perceived volatility of the relevant market and underlying investment and time remaining before an option’s expiration affect the market price of options.

If the market for the options becomes less liquid or smaller the market price of the options may be adversely affected. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. The Fund may close out of long options by selling instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

When the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund. Writing options can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

The decision on when and how to use options involves the exercise of skill and judgement. Market behavior or unexpected events can adversely affect a well-executed options program. Anticipation of future movements in securities prices or other economic factors of the underlying investments impact the success of an option strategy. No assurances on the Adviser’s judgement being correct can be given.

Leverage Risk: The Fund may be subject to leverage risk through the use of options. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Foreign Securities Risk: Foreign securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

Call Risk: If, during periods of falling interest rates, an issuer calls higher-yielding debt instruments held by the Fund, the Fund may have to reinvest in securities with lower yields, which may adversely impact the Fund’s performance.

Financial Sector Risk: Because the Fund may invest 25% or more of its net assets in the financial sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financial sector, including the bank, capital markets, consumer finance, diversified financials, real estate (including REITS) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to ) energy, industrials, utilities, healthcare, and telecommunication, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, amount others, changes in government regulation, world events and economic conditions.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Credit Risk: The risk that an issuer of a security will be unable or unwilling to make dividend, interest and/principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened if the Fund invests in “high yield” or “junk” securities; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risk, including the possibility of dividend or interest deferral, default or bankruptcy.

Duration Risk: Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer duration tend to be more sensitive to interest rate (or yield) changes than securities with shorter duration.

Interest Rate Risk: It is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

Prepayment and Extension Risk: The risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt instrument before it is expected. The Fund may have to invest the proceeds in lower yielding securities or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in lowering call expectations, which can cause prices to fall.

REIT Risk: Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.

Management Risk: The Fund is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Adviser may fail to use derivatives effectively or may select investments that do not perform as anticipated by the Adviser. Imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives. The Adviser does not have any experience in implementing the Fund’s strategy for a mutual fund.

PERFORMANCE

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-800-869-1679 and may also be available at www.innovativeportfolios.com.